Transactions and Balances with Related Parties (Details) - Schedule of compensation to key management personnel - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
For employment services:
Payroll and other short-term benefits	$ 328	[1]	$ 597	[2]	$ 467	[3]
Share based payments	61		24		11
Employment services	$ 389		$ 621		$ 478

[1]	Including provision for bonus of approximately USD 46 thousand.
[2]	Including provision for bonus of approximately USD 88 thousand and provision for termination of employment of approximately USD 158 thousand.
[3]	Including provision for bonus of approximately USD 56 thousand.